Unaudited Condensed Statements of Cash Flows - USD ($)	5 Months Ended	9 Months Ended		12 Months Ended
	Dec. 30, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ (4,178,698)	$ (4,616,247)	$ 8,124,194	$ 11,028,290
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest from investments held in Trust Account		(1,401,976)	(23,518)
Change in fair value of derivative warrant liabilities	3,471,670	(5,423,330)	(8,895,000)	(12,193,340)
Changes in operating assets and liabilities:
Prepaid expenses	(333,031)	41,036	127,469	184,371
Accounts payable	10,865	119,389	(8,527)	(9,536)
Accrued expenses	3,696	10,020,432	(12,196)	44,804
Income tax payable		65,239
Franchise tax payable	80,598	(134,974)	(30,598)	54,376
Net cash used in operating activities	(375,418)	(1,324,431)	(718,176)	(919,412)
Cash Flows from Investing Activities:
Withdraw from Trust Account to pay Franchise Tax		358,730	24,098
Net cash provided by investing activities	(230,000,000)	358,730	24,098	32,098
Cash Flows from Financing Activities:
Proceeds from related party promissory note		75,000
Net cash provided by financing activities	232,210,230	75,000
Net decrease in cash	1,834,812	(890,701)	(694,077)	(887,314)
Cash - beginning of the period		947,498	1,834,812	1,834,812
Cash - end of the period	1,834,812	$ 56,797	$ 1,140,735	947,498
Supplemental disclosure of non-cash financing activities:
Offering costs included in accrued expenses	78,500
Deferred underwriting commissions in connection with the initial public offering	8,050,000
Initial value of Class A common stock subject to possible redemption	230,000,000
Cash Flows from Operating Activities:
Net gain from investments held in Trust Account	(7,668)			(28,377)
Financing costs related to derivative warrant liabilities	577,150
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(230,000,000)
Transfer in from Trust Account				32,098
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor	25,000
Proceeds from note payable to related party	163,000
Repayment of note payable to related party	(163,000)
Proceeds received from initial public offering	230,000,000
Proceeds received from private placement	7,250,000
Offering costs paid	$ (5,064,770)